Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 3,808	$ 3,742
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	135	356
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,099,000	1,052,500
Collateral
Cash collateral received	37,300	33,100
Collateralized by equity and debt instruments	230,400	244,300
Secured by real estate	382,400	341,100
Other collateral	58,700	50,600
Credit enhancements
Netting	25,800	28,300
Credit derivative contracts	0	0
Guarantees and sub-participations	7,500	9,800
Exposure to credit risk after collateral and credit enhancements	356,800	345,400
Total financial assets measured at amortized cost | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,085,100	1,050,300
Collateral
Cash collateral received	37,300	33,100
Collateralized by equity and debt instruments	230,400	244,300
Secured by real estate	382,400	341,100
Other collateral	58,700	50,600
Credit enhancements
Netting	25,800	28,300
Credit derivative contracts	0	0
Guarantees and sub-participations	7,500	9,800
Exposure to credit risk after collateral and credit enhancements	342,900	343,200
Cash and balances at central banks | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	209,900	223,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	209,900	223,300
Amounts due from banks | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	19,200	18,100
Collateral
Collateralized by equity and debt instruments	0	200
Other collateral	0	0
Credit enhancements
Guarantees and sub-participations	100	200
Exposure to credit risk after collateral and credit enhancements	19,100	17,700
Receivables from securities financing transactions measured at amortized cost | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	83,700	118,300
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	78,100	113,200
Other collateral	4,500	4,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	1,000	1,000
Cash collateral receivables on derivative instruments | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	41,600	44,000
Credit enhancements
Netting	25,800	28,300
Exposure to credit risk after collateral and credit enhancements	15,700	15,700
Loans and advances to customers | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	658,800	587,300
Collateral
Cash collateral received	37,200	32,900
Collateralized by equity and debt instruments	151,600	130,300
Secured by real estate	382,400	341,100
Other collateral	47,500	41,100
Credit enhancements
Guarantees and sub-participations	7,300	9,600
Exposure to credit risk after collateral and credit enhancements	32,900	32,400
Other financial assets measured at amortized cost | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	72,000	59,300
Collateral
Cash collateral received	200	200
Collateralized by equity and debt instruments	700	700
Secured by real estate		0
Other collateral	6,700	5,300
Credit enhancements
Guarantees and sub-participations	0
Exposure to credit risk after collateral and credit enhancements	64,400	53,100
Financial assets measured at fair value through other comprehensive income - debt | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	13,900	2,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	13,900	2,200
Total maximum exposure to credit risk not reflected on the balance sheet | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	262,700	293,300
Collateral
Cash collateral received	16,800	21,400
Collateralized by equity and debt instruments	92,400	109,900
Secured by real estate	14,400	14,900
Other collateral	27,200	26,400
Credit enhancements
Netting	0	0
Credit derivative contracts	0	0
Guarantees and sub-participations	7,100	11,200
Exposure to credit risk after collateral and credit enhancements	104,800	109,400
Guarantees | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	47,100	40,200
Collateral
Cash collateral received	1,600	1,900
Collateralized by equity and debt instruments	28,600	19,600
Secured by real estate	300	400
Other collateral	1,800	2,300
Credit enhancements
Guarantees and sub-participations	2,600	3,900
Exposure to credit risk after collateral and credit enhancements	12,100	12,300
Loan commitments | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	81,900	79,400
Collateral
Cash collateral received	300	200
Collateralized by equity and debt instruments	4,900	3,800
Secured by real estate	2,200	1,600
Other collateral	23,900	22,700
Credit enhancements
Credit derivative contracts		0
Guarantees and sub-participations	3,100	4,200
Exposure to credit risk after collateral and credit enhancements	47,600	46,800
Forward starting reverse repurchase and securities borrowing agreements | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	10,700	24,900
Collateral
Collateralized by equity and debt instruments	10,700	24,900
Committed unconditionally revocable credit lines | Total financial assets measured at amortized cost
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	123,000	148,800
Collateral
Cash collateral received	14,900	19,400
Collateralized by equity and debt instruments	48,200	61,600
Secured by real estate	11,900	12,900
Other collateral	1,500	1,500
Credit enhancements
Guarantees and sub-participations	1,300	3,100
Exposure to credit risk after collateral and credit enhancements	$ 45,200	$ 50,300